                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                                -------------
This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
         ----------------------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022
         ------------------

Form 13F File Number: 28-01221
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Duffy
         --------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


    /s/   Kathleen Duffy             New York, NY                     01/31/08
        -------------------       -------------------               -----------
            [Signature]              [City, State]                     [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             3
                                  ------------------------------

Form 13F Information Table Entry Total:                       98
                                        ------------------------

Form 13F Information Table Value Total:                  1525390
                                        ------------------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.       Form 13F File Number               Name

  1       28 - 10208                         Richmond Enterprises, Inc.
-----     ---------------------------        --------------------------

  2       28 - 10207                         New York Community Bank
-----     ---------------------------        -----------------------

  3       28 - 10200                         New York Community Bancorp, Inc.
-----     ---------------------------        --------------------------------

Peter B. Cannell & Co., Inc.
FORM 13F
31-Dec-07

                                                                                                     Voting Authority
                                                                                                    -------------------
                               Title of                     Value    Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                  Class          CUSIP       (x$1000)  Prn Amt   Prn  Call   Dscretn  Managers    Sole    Shared None
------------------------------ --------      ---------     -------- ---------  ---  ----   -------  --------  --------- ------ ----
ABBOTT LABORATORIES              COM         002824100        1217     21666    SH         Defined   1,2,3      21666
AFLAC INC                        COM         001055102        5668     90503    SH         Defined   1,2,3      90503
AGILENT TECHNOLOGIES             COM         00846U101        3154     85850    SH         Defined   1,2,3      85850
ALEXANDER & BALDWIN INC          COM         014482103       15979    309305    SH         Defined   1,2,3     309305
ALLERGAN INC                     COM         018490102        5775     89900    SH         Defined   1,2,3      89900
AMB PROPERTY CORP                COM         00163T109        2516     43705    SH         Defined   1,2,3      43705
AMERICAN INTL GROUP INC COM      COM         026874107        5335     91505    SH         Defined   1,2,3      91505
AMERICAN SUPERCONDUCTOR CORP.    COM         030111108         273     10000    SH         Defined   1,2,3      10000
AMGEN INC                        COM         031162100         450      9700    SH         Defined   1,2,3       9700
ANADARKO PETROLEUM CORP          COM         032511107       55685    847700    SH         Defined   1,2,3     847700
ANALOG DEVICES                   COM         032654105         637     20090    SH         Defined   1,2,3      20090
APACHE CORPORATION               COM         037411105        5998     55770    SH         Defined   1,2,3      55770
APPLE INC                        COM         037833100        1684      8500    SH         Defined   1,2,3       8500
APPLERA CORP-APPLIED BIOSYSTEM   COM         038020103        1491     43950    SH         Defined   1,2,3      43950
BAKER HUGHES INC                 COM         057224107        4866     60000    SH         Defined   1,2,3      60000
BARRICK GOLD CORPORATION         COM         067901108         252      6000    SH         Defined   1,2,3       6000
BAXTER INTERNATIONAL INC         COM         071813109        2203     37954    SH         Defined   1,2,3      37954
BERKSHIRE HATHAWAY INC COM  -    CL A        084670108         283         2    SH         Defined   1,2,3          2
BP PLC -SPONSORED ADR            SPONSORED   055622104         236      3230    SH         Defined   1,2,3       3230
                                 ADR
BROOKFIELD ASSET MGMT INC CL A   CL A LTD    112585104       65042   1823448    SH         Defined   1,2,3    1823448
                                 VT SH
BURLINGTON NORTHERN SANTA FE C   COM         12189T104       52064    625542    SH         Defined   1,2,3     625542
CANADIAN PACIFIC RAILWAY LTD     COM         13645T100       10710    165680    SH         Defined   1,2,3     165680
CAPITOL FEDERAL FNL              COM         14057c106        1344     43350    SH         Defined   1,2,3      43350
CELGENE CORP                     COM         151020104       41868    906030    SH         Defined   1,2,3     906030
CHEVRON CORP                     COM         166764100        1151     12328    SH         Defined   1,2,3      12328
CHUBB CORP                       COM         171232101         257      4700    SH         Defined   1,2,3       4700
CISCO SYS INC COM                COM         17275r102        6044    223290    SH         Defined   1,2,3     223290
CLEVELAND-CLIFFS INC             COM         185896107       67147    666145    SH         Defined   1,2,3     666145
COLGATE-PALMOLIVE CO             COM         194162103         864     11080    SH         Defined   1,2,3      11080
COMMSCOPE INC                    COM         203372107       56453   1147195    SH         Defined   1,2,3    1147195
COMPASS MINERALS INTL INC        COM         20451N101        8039    196075    SH         Defined   1,2,3     196075
CROWN HOLDINGS INC               COM         228368106       50549   1970720    SH         Defined   1,2,3    1970720
DEERE & CO                       COM         244199105        3213     34500    SH         Defined   1,2,3      34500
DENBURY RESOURCES INC            COM         247916208       73211   2460870    SH         Defined   1,2,3    2460870
DISNEY WALT CO.                  COM         254687106        3890    120496    SH         Defined   1,2,3     120496
DOMINION RESOURCES INC.          COM         25746u109        1121     23622    SH         Defined   1,2,3      23622
DOVER CORPORATION                COM         260003108        1807     39200    SH         Defined   1,2,3      39200
DRESS BARN INC                   COM         261570105       13796   1102775    SH         Defined   1,2,3    1102775
DUKE ENERGY CORP                 COM         26441C105         900     44600    SH         Defined   1,2,3      44600
EATON CORP                       COM         278058102       69499    716855    SH         Defined   1,2,3     716855
ELAN CORP PLC ADR                ADR         284131208       51522   2344030    SH         Defined   1,2,3    2344030
EMC CORP                         COM         268648102        3234    174550    SH         Defined   1,2,3     174550
ENCANA CORP                      COM         292505104         238      3500    SH         Defined   1,2,3       3500
EXXON MOBIL CORP                 COM         30231g102        3001     32036    SH         Defined   1,2,3      32036
FIDELITY NATIONAL FINANCIAL, INC CL A        31620R105         154     10513    SH         Defined   1,2,3      10513
FIDELITY NATIONAL INFORMATION    COM         31620M106         270      6500    SH         Defined   1,2,3       6500
FIRST FINANCIAL NORTHWEST INC    COM         32022K102        9748    990700    SH         Defined   1,2,3     990700
FOREST LABS INC CL A             COM         345838106        4739    130000    SH         Defined   1,2,3     130000
GENERAL ELECTRIC COMPANY         COM         369604103        3806    102674    SH         Defined   1,2,3     102674
GENESIS ENERGY LP                UNIT LTD    371927104       32166   1368750    SH         Defined   1,2,3    1368750
                                 PARTN
GENTEX CORP                      COM         371901109       33410   1880140    SH         Defined   1,2,3    1880140
GOLD FIELDS LTD                  ADR         38059T106         199     14000    SH         Defined   1,2,3      14000
HARLEY DAVIDSON INC.             COM         412822108         280      6000    SH         Defined   1,2,3       6000
HOME DEPOT                       COM         437076102        4636    172100    SH         Defined   1,2,3     172100
HUDSON CITY BANCORP INC          COM         443683107       36409   2424011    SH         Defined   1,2,3    2424011
ILLINOIS TOOL WORKS INC.         COM         452308109        5300     99000    SH         Defined   1,2,3      99000
INTERNATIONAL BUSINESS MACHINE   COM         459200101       15554    143885    SH         Defined   1,2,3     143885
JOHNSON & JOHNSON CO             COM         478160104        3591     53838    SH         Defined   1,2,3      53838
LOEWS CORP COM                   COM         540424108         234      4640    SH         Defined   1,2,3       4640
MCCORMICK & CO INC               COM         579780206        5118    135000    SH         Defined   1,2,3     135000
MERCK & CO INC                   COM         589331107         857     14750    SH         Defined   1,2,3      14750
METABOLIX INC                    COM         591018809        1377     57849    SH         Defined   1,2,3      57849
MFA MORTGAGE                     COM         55272X102        2398    259250    SH         Defined   1,2,3     259250
MICROSOFT CORP.                  COM         594918104        4426    124333    SH         Defined   1,2,3     124333
NII HOLDINGS INC                 CL B NEW    62913F201       43197    893975    SH         Defined   1,2,3     893975
NORTHROP GRUMMAN CORP            COM         666807102       16415    208731    SH         Defined   1,2,3     208731
NORTHWEST NATURAL GAS            COM         667655104         272      5600    SH         Defined   1,2,3       5600
ORITANI FINANCIAL CORP           COM         686323106       14995   1219082    SH         Defined   1,2,3    1219082
PEPSICO INC COM                  COM         713448108         659      8676    SH         Defined   1,2,3       8676
PETSMART INC                     COM         716768106        7899    335700    SH         Defined   1,2,3     335700
PHARMION CORP                    COM         71715B409         314      5000    SH         Defined   1,2,3       5000
PIONEER NATURAL RESOURCES CO     COM         723787107         244      5000    SH         Defined   1,2,3       5000
POTLATCH CORP                    COM         737630103        2586     58200    SH         Defined   1,2,3      58200
PROCTER & GAMBLE CO              COM         742718109         880     11986    SH         Defined   1,2,3      11986
PROVIDENT NEW YORK BANCORP       COM         744028101        7355    569250    SH         Defined   1,2,3     569250
PRUDENTIAL FINANCIAL INC         COM         744320102         530      5700    SH         Defined   1,2,3       5700
RAYONIER INC                     COM         754907103       68744   1455211    SH         Defined   1,2,3    1455211
REPUBLIC SERVICES INC            COM         760759100        8114    258825    SH         Defined   1,2,3     258825
ROCKWELL AUTOMATION INC          COM         773903109        8458    122650    SH         Defined   1,2,3     122650
ROMA FINANCIAL CORP              COM         77581P109       13931    887900    SH         Defined   1,2,3     887900
SCHERING PLOUGH CORP             COM         806605101        1463     54900    SH         Defined   1,2,3      54900
SIGMA ALDRICH CORP.              COM         826552101         396      7250    SH         Defined   1,2,3       7250
SONOCO PRODUCTS CO               COM         835495102        7139    218450    SH         Defined   1,2,3     218450
SOUTHWESTERN ENERGY CO           COM         845467109       66300   1189885    SH         Defined   1,2,3    1189885
SPECTRA ENERGY CORP              COM         847560109        4134    160100    SH         Defined   1,2,3     160100
STANLEY WORKS                    COM         854616109        9992    206115    SH         Defined   1,2,3     206115
SYSCO CORP                       COM         871829107        4525    145000    SH         Defined   1,2,3     145000
TELEFLEX INC                     COM         879369106       62416    990571    SH         Defined   1,2,3     990571
TEVA PHARMACEUTCL INDS ADR       ADR         881624209        1759     37842    SH         Defined   1,2,3      37842
TFS FINANCIAL CORP               COM         87240R107       43093   3609125    SH         Defined   1,2,3    3609125
THE MEN'S WEARHOUSE INC          COM         587118100        4047    150000    SH         Defined   1,2,3     150000
THERMO FISHER SCIENTIFIC INC     COM         883556102       70888   1228990    SH         Defined   1,2,3    1228990
U.S. STEEL CORP                  COM         912909108       62292    515195    SH         Defined   1,2,3     515195
UNILEVER N V                     NY SHS NEW  904784709        2323     63720    SH         Defined   1,2,3      63720
WAL MART STORES INC              COM         931142103        1671     35150    SH         Defined   1,2,3      35150
WATTS WATER TECHNOLOGIES INC C   CL A        942749102         523     17550    SH         Defined   1,2,3      17550
WHIRLPOOL CORP                   COM         963320106       61553    754054    SH         Defined   1,2,3     754054
XTO ENERGY INC                   COM         98385X106       60945   1186615    SH         Defined   1,2,3    1186615
REPORT SUMMARY                            98 DATA RECORDS  1525390                 3 OTHER MANAGERS ON WHOSE
                                                                                   BEHALF REPORT IS FILED